Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
11.
Income taxes

11.1 Income tax recognized through profit or loss

The Group has presence in different countries and is therefore subject to different income and expense items that are non-taxable and/or are taxed at different rates in those tax jurisdictions, based on the pre-tax income of each subsidiary.

The following table provides a reconciliation between income tax expense recognized for the period and the tax calculated by applying the applicable tax rates on accounting loss. The income tax expense of USD 107 thousand (2021: USD 64 thousand) (2020: USD 0 thousand) relates to current income taxes.

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Loss before income taxes	(93,628)	(86,945)	(59,943)
Income tax calculated at 13.04%	12,209	11,338	7,817
Unrecognized deferred tax assets during the year	(12,140)	(8,385)	(7,509)
Effect of expenses not deductible	—	(3,897)	(308)
Effect of income not taxable	38	1,008	—
Total income tax expense recognized in profit or loss	107	64	0

The expected corporate income tax rate of the Group is 13.04% and was determined using the domestic tax rate of the Company, which consists of the Swiss federal and cantonal (Basel-Stadt) statutory tax rates.

11.2 Income tax recognized in other comprehensive loss or equity

No income tax was recognized in relation to the items recognized through other comprehensive loss or equity.

The Group has an unrecognised tax benefit amounting USD 1,848 thousand as of December 31, 2022 (2021: USD 1,668 thousand) (2020: USD 234 thousand) related to transaction costs arising from recent share issuances as well as those incurred in previous periods.

11.3 Deferred tax balances

The balance comprises temporary differences attributable to the following:

	As of December 31,
In thousands of USD	2022	2021	2020
Deferred tax assets:
Tax loss carryforwards	—	7	2,986
Total deferred tax assets	—	7	2,986
Deferred tax liabilities:
Other	—	(7)	(254)
Intangible asset GlyPharma	—	—	(2,732)
Total deferred tax liabilities	—	(7)	(2,986)
Net deferred taxes assets	—	—	—

The Group has not recognized deductible temporary differences and the tax loss carryforward because the criteria for recognition (i.e. the probability of future taxable profits) were not met. The gross value of unused tax losses will expire as follows:

	As of December 31,
In thousands of USD	2022	2021	2020
Within one year	—	—	—
Later than one year and not later than five years	(18,629)	(18,664)	—
More than five years	(215,856)	(120,483)	(40,300)
Unlimited	—	(14,844)	(19,079)
Total	(234,485)	(153,991)	(59,379)

Pre-tax losses were predominantly incurred in Switzerland.

Unrecognized tax-deductible temporary differences amount to USD 9,816 thousand (2021: USD 10,919 thousand) (2020: USD 3,557 thousand).